Summarized Status of Performance-based Nonvested Shares and Changes during Period (Detail) (Performance Shares, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Performance Shares
Shares
Outstanding at beginning of year	1,049,000	809,000		580,000
Granted	211,000	564,000	[1]	278,000
Vested	(258,000)	(324,000)		(37,000)
Forfeited/canceled	(236,000)			(12,000)
Outstanding at end of year	766,000	1,049,000		809,000
Weighted Average Grant Date Fair Value
Outstanding at beginning of year	$ 22.75	$ 18.76		$ 16.68
Granted	$ 30.89	$ 24.88		$ 22.91
Vested	$ 17.57	$ 15.93		$ 18.08
Forfeited/canceled	$ 25.62			$ 16.57
Outstanding at end of year	$ 25.86	$ 22.75		$ 18.76

[1]	Includes the issuance of approximately 87,356 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $2.2 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.